ACCRUED EXPENSES (Details) - MG Cleaners Llc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Dec. 31, 2015
Salaries payable	$ 13,649	$ 6,372				$ 5,599
Payroll taxes payable	13,984	91,962				60,333
Sales tax payable	1,489	10,793				16,999
Interest payable	7,496	11,646				1,507
Credit cards payable	8,211	10,323				4,577
Inventory purchases payable	34,842	75,539	$ 6,831	$ 8,703	$ 19,674	105,248
Other	12,872	24,888				10,374
Total Accrued Expenses	$ 92,543	$ 231,523				$ 204,637